Earnings Per Share -Narrative (Details) (Common Class A)	12 Months Ended
Dec. 31, 2013
IPO
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Issuance of common stock, shares	2,500,000
First Allied
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Issuance of common stock, shares	11,264,929